Other Non Financial Assets and Liabilities -Summary Other non financial assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Current	$ 307,732	$ 283,632
Non current	1,140,708	560,426
VAT Tax Credit and Other Taxes
Disclosure Of Financial Assets [Line Items]
Current	41,606	88,115
Non current	113,441	97,520
Contributions fund to Enel Distribucin Gois
Disclosure Of Financial Assets [Line Items]
Current	43,619	57,654
Non current	328,714	280,678
Ongoing services provided by third parties
Disclosure Of Financial Assets [Line Items]
Current	61,725	41,882
Ongoing I & D and Energy Efficiency service
Disclosure Of Financial Assets [Line Items]
Current	32,840	13,055
Judicial Deposits
Disclosure Of Financial Assets [Line Items]
Non current	278,261	149,545
Assets under construction IFRIC 12
Disclosure Of Financial Assets [Line Items]
Non current	385,171
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Current	32,255	15,453
Other
Disclosure Of Financial Assets [Line Items]
Current	95,687	67,473
Non current	$ 35,121	$ 32,683